Shareholders' Equity (Details) - USD ($)										12 Months Ended
		Dec. 20, 2024	Dec. 17, 2024	Nov. 18, 2024	Nov. 15, 2024	Apr. 08, 2024	Nov. 07, 2023	Sep. 06, 2023	Sep. 06, 2023	Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023	Dec. 07, 2022
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)			$ 0.0001
Gross proceeds (in Dollars)								$ 8,000,000				$ 7,065,000
Underwriting discounts (in Dollars)												720,000
Offering expenses (in Dollars)												967,000
Underwriting discounts and commissions (in Dollars)								1,687,000
Recognized in additional paid-in capital (in Dollars)								$ 6,313,000
Shares to employees						480,000	1,500,000
Shares valued (in Dollars)										3,312,000
Share based compensation (in Dollars)												3,810,000
Authorized share capital			1,000,000,000
Share Based Compensation [Member]
Shareholders’ Equity [Line Items]
Share based compensation (in Dollars)										3,312,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued					500,000
Par value (in Dollars per share)			$ 0.0001		$ 0.0001							$ 0.0001
Purchase price (in Dollars per share)					$ 2
Authorized share capital												1,000,000,000
Share issued			16,172,300									12,000,000			500,000,000
Shares outstanding			16,172,300									12,000,000			12,000,000
Financing Arrangements [Member]
Shareholders’ Equity [Line Items]
Investor purchased shares				192,300
Amount received (in Dollars)										$ 1,000,000
Financing Arrangements [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Investor purchased shares		307,700
Ordinary shares (in Dollars)				$ 384,600
Issuance of additional share										500,000
Share-Based Payments [Member]
Shareholders’ Equity [Line Items]
Shares to employees						480,000	1,500,000
Shares valued (in Dollars)							$ 3,810,000
Share based compensation (in Dollars)												$ 3,810,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)			$ 0.0001							$ 0.0001	[1]	$ 0.0001	[1]
Ordinary shares (in Dollars)	[1]									$ 1,000			[2]
Authorized share capital			950,000,000							950,000,000	[1]	950,000,000	[1]
Share issued	[1]									8,440,000		7,460,000
Shares outstanding	[1]									8,440,000		7,460,000
Shares re-designated			8,132,300
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued	[1]									500,000		2,000,000	[3]
Class B ordinary shares [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)			$ 0.0001							$ 0.0001	[1]	$ 0.0001	[1]
Ordinary shares (in Dollars)	[1]									$ 1,000		$ 1,000
Authorized share capital			50,000,000							50,000,000	[1]	50,000,000	[1]
Share issued			8,040,000							8,040,000	[1]	8,040,000	[1]
Shares outstanding	[1]									8,040,000		8,040,000
Class B ordinary shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued	[1]
IPO [Member]
Shareholders’ Equity [Line Items]
Shares issued								2,000,000
Par value (in Dollars per share)								$ 0.0001	$ 0.0001
Offering price (in Dollars per share)								$ 4	$ 4
Gross proceeds (in Dollars)								$ 8,000,000	$ 7,065,000
Net proceeds (in Dollars)								$ 7,065,000
Share issued								2,000,000	2,000,000

[1]	Retroactively restated for effect of share re-classification on December 17, 2024 (see Note 13)
[2]	Less than US$1,000
[3]	Less than US$1,000